Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2016
Disclosure Text Block Supplement [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
				November 30, 2014
	Conversion		Warrant
	Option		liability	Total
	$		$	$
Opening balance	728,950		5,438,022	6,166,972

Transfer out from level 3(a)	(728,950)		(5,438,022)	(6,166,972)
Closing balance	-	-	-	-

Fair Value Measurements, Nonrecurring
	November 30, 2016		November 30, 2015
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debt(i)	1,494,764	1,500,000	1,518,429	1,481,663

Past Due Financing Receivables
	November 30,	November 30,
	2016	2015
	$	$

Total accounts receivable	472,474	478,674
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	472,474	478,674

Not past due	427,519	453,662
Past due for more than 31 days
but no more than 60 days	3,319	5,003
Past due for more than 91 days
but no more than 120 days	41,636	20,009
Total accounts receivable, net	472,474	478,674

Schedule of Foreign Exchange Contracts, Statement of Financial Position

		November 30, 2016		November 30, 2015
	Canadian	U.S.	Canadian	U.S.
FX rates used to translate to U.S.	1.3429		1.3353
	$	$	$	$

Assets
Cash	182,714	136,059	116,096	86,944
	182,714	136,059	116,096	86,944
Liabilities
Accounts payable	449,900	335,021	1,372,196	1,027,631
Employee cost payable	1,402,108	1,044,151	233,906	175,171
Capital lease	19,914	14,829	48,231	36,120
	1,871,922	1,394,001	1,654,333	1,238,922
Net exposure	(1,689,208)	(1,257,942)	(1,538,237)	(1,151,978)

Contractual Obligation, Fiscal Year Maturity Schedule
					November 30, 2016
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	807,295	-	-	-	-	807,295
Accrued liabilities	384,886	-	-	-	-	384,886
Capital lease (note 9)	5,437	5,585	3,807	-	-	14,829
Related parties
Employee costs payable (Note 8)	707,547	-	-	336,604	-	1,044,151
Convertible debenture (Note 7)	59,138	1,515,770	-	-	-	1,574,908
	1,964,303	1,521,355	3,807	336,604	-	3,826,069